Contract Balances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Contract Balances
Valuation and Qualifying Accounts

Allowance for credit losses	Balance at Beginning of Period	Current Period Provision for Expected Credit Losses	Write-offs Charged Against Allowance	Balance at End of Period

	(In thousands)
For the six months ended June 30, 2020	$19,280	$51,808	$(29,900)	$41,188

Allowance for doubtful accounts	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year

	(In thousands)
For the years ended:
December 31, 2019	$16,956	$69,866	$(67,542)	$19,280
December 31, 2018	$15,056	$98,461	$(96,561)	$16,956
December 31, 2017	$17,440	$124,143	$(126,527)	$15,056

Schedule of Contract balances

Contract
Liabilities
(In thousands)
Balance as of December 31, 2019	$609,054
Recognition of unearned revenue	(2,951,822)
Deferral of revenue	2,925,648
Balance as of June 30, 2020	$582,880

Contract
Liabilities
(In thousands)
Balance as of December 31, 2018	$624,626
Recognition of unearned revenue	(7,086,252)
Deferral of revenue	7,070,680
Balance as of December 31, 2019	$609,054